Related Party - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Jul. 14, 2021	Sep. 24, 2020	Mar. 25, 2020	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020	May 31, 2021	May 24, 2021	Dec. 13, 2019
Series P-2 Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock upon exercise of stock options						$ 63,932
Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Accrued Interest			$ 100
Convertible Promissory Notes [Member] | Series P-2 Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Convertible Share			19,001,815
Common Stock [Member] | Series P-2 Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued						27,989,240
Issuance of common stock upon exercise of stock options						$ 3
Founder Shares [Member] | Sponsor, Rodgers Capital LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued		5,750,000
Issuance of common stock upon exercise of stock options		$ 25,000
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination		$ 14
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Related Party Loans [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost				$ 100
Interest Paid, Excluding Capitalized Interest, Operating Activities					$ 200
Related Party Loans [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt principal amount							$ 15,000
Interest rate payable monthly							7.50%
Repayment of debt	$ 15,200
Board of Directors [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount									$ 5,700
Interest rate payable monthly									6.00%
Board of Directors [Member] | Related Party Loans [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt principal amount								$ 15,000
Interest rate payable monthly								7.50%
Board of Directors [Member] | Related Party Loans [Member] | Series P-2 Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Convertible Share			19,001,815
Board of Directors [Member] | Related Party Loans [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount			$ 5,700
Accrued Interest			$ 100